GOF SA3 12/19

SUPPLEMENT DATED DECEMBER 9, 2019

TO THE CURRENTLY EFFECTIVE

STATEMENTS OF ADDITIONAL INFORMATION

OF EACH OF THE FUNDS LISTED BELOW

Franklin K2 Alternative Strategies Fund

Franklin K2 Long Short Credit Fund

 (each a series of Franklin Alternative Strategies Funds)

Franklin Mutual Beacon Fund

Franklin Mutual European Fund

Franklin Mutual Financial Services Fund

Franklin Mutual Global Discovery Fund

Franklin Mutual International Fund

Franklin Mutual Quest Fund

Franklin Mutual Shares Fund

 (each a series of Franklin Mutual Series Funds)

Franklin MicroCap Value Fund
Franklin Mutual U.S. Value Fund
Franklin Small Cap Value Fund

(each a series of Franklin Value Investors Trust)

Effective January 1, 2020, the Statements of Additional Information (SAIs) are amended as follows:

I.         For Franklin K2 Alternative Strategies Fund and Franklin K2 Long Short Fund, the following replaced the information regarding Ann Torre Bates and Robert Wade under the “Officers and Trustees – Independent Board Members” section of the SAI:

Independent Board Members
Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Ann Torre Bates (1958) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Chairperson of the Board since January 2020 and Trustee since 2011	33

Ares Capital Corporation (specialty finance company) (2010-present), United Natural Foods, Inc. (distributor of natural, organic and specialty foods) (2013-present), Allied Capital Corporation (financial services) (2003-2010), SLM Corporation (Sallie Mae) (1997-2014) and Navient Corporation (loan management, servicing and asset recovery) (2014-2016).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

Robert E. Wade (1946) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2011	33	El Oro Ltd (investments) (2003-June 2019).
Principal Occupation During at Least the Past 5 Years: Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.

II.         For Franklin Mutual Series Funds, the following replaces the information regarding Ann Torre Bates and Robert Wade under the “Officers and Trustees – Independent Board Members” section of the SAI:

Independent Board Members
Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Ann Torre Bates (1958) c/o Franklin Mutual Advisers, LLC 101 John F. Kennedy Parkway Short Hills, NJ 07078-2716	Trustee and Chairperson of the Board	Chairperson of the Board since January 2020 and Trustee since 1995	33

Ares Capital Corporation (specialty finance company) (2010-present), United Natural Foods, Inc. (distributor of natural, organic and specialty foods) (2013-present), Allied Capital Corporation (financial services) (2003-2010), SLM Corporation (Sallie Mae) (1997-2014) and Navient Corporation (loan management, servicing and asset recovery) (2014-2016).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

Robert E. Wade (1946) c/o Franklin Mutual Advisers, LLC 101 John F. Kennedy Parkway Short Hills, NJ 07078-2716	Trustee	Since 1991	33	El Oro Ltd (investments) (2003-present).
Principal Occupation During at Least the Past 5 Years: Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.

III.  For Franklin MicroCap Value Fund, Franklin Mutual U.S. Value Fund and Franklin Small Cap Value Fund, the following information replaces the information regarding Ann Torre Bates and Robert Wade under the “Officers and Trustees – Independent Board Members” section of the SAI:

Independent Board Members
Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Ann Torre Bates (1958) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Chairperson of the Board since January 2020 and Trustee since 2015	33

Ares Capital Corporation (specialty finance company) (2010-present), United Natural Foods, Inc. (distributor of natural, organic and specialty foods) (2013-present), Allied Capital Corporation (financial services) (2003-2010), SLM Corporation (Sallie Mae) (1997-2014) and Navient Corporation (loan management, servicing and asset recovery) (2014-2016).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

Robert E. Wade (1946) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2004	33	El Oro Ltd (investments) (2003-present).
Principal Occupation During at Least the Past 5 Years: Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.

IV.  The first paragraph after the “Officers and Trustees – Interested Board Members and Officers” table of the SAI for each Fund is revised with the following:

The Trust’s independent board members constitute the sole independent board members of three investment companies in the Franklin Templeton complex, for which each independent board member currently is paid a $215,000 annual retainer fee, together with a $7,000 per meeting fee for attendance at regularly scheduled board meetings. A portion of such annual retainer and meeting fees is allocated to the Trust. To the extent held, a $5,000 per meeting fee ($2,000 for meetings via phone) may also be paid for attendance at specially held board meetings, a portion of which is also allocated to the Trust for meetings held jointly with such other investment companies. Ann Torre Bates, who serves as Chairperson of the Board of the Trust and such other investment companies, receives an additional retainer of $80,000 per year for serving as the Chairman of each such board, a portion of which is allocated to the Trust. Burton J. Greenwald, who serves as Vice Chairman of the Board of the Trust and such other investment companies, receives an additional retainer of $25,000 per year for serving as the Vice Chairman of each such board, a portion of which is allocated to the Trust. Board members who serve on the Audit Committee of the Trust and such other investment companies receive a flat fee of $3,000 per committee meeting attended, a portion of which is allocated to the Trust for meetings held jointly with such other investment companies. Ann Torre Bates, who also serves as Chair of the Audit Committee of the Trust and such other investment companies, receives an additional retainer of $15,000 per year, a portion of which is allocated to the Trust. Other committee members receive $2,000 for each meeting attended, a portion of which is allocated to the Trust for meetings held jointly with such other investment companies, which includes meetings of independent trustees held in consideration of approval of investment management agreements other than those held during regular board meeting occasions. The following table provides the total fees paid to independent board members by the Trust and by other funds in Franklin Templeton.

Please keep this supplement with your SAI for future reference.